Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 458,647		$ 1,000	$ 1,201,383
Franchise tax expense	20,728			97,200
Loss from operations	(479,375)		(1,000)	(1,298,583)
Transaction costs allocated to warrant liabilities				(155,037)
Net gain on investments held in Trust Account	17,545			5,428
Change in fair value of warrant liabilities	2,413,500			1,077,750
Change in fair value of over-allotment option liability				(225,000)
Net income (loss)	$ 1,951,670		$ (1,000)	$ (595,442)
Basic and diluted weighted average shares outstanding (in Shares)	21,562,500	4,312,500	3,750,000	11,781,678
Basic net income ( loss) per share of common stock (in Dollars per share)	$ 0.09	$ 0	$ 0	$ (0.05)